Expense Example - Nomura ETF Trust II - ETF	Aug. 31, 2025 USD ($)
Nomura Strategic Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	154
Nomura Small and Mid Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 201